Summary of Tax Rate Reconciliation From Continuing Operation (Parenthetical) (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Income Tax Reconciliation [Line Items]
Statutory income tax rate		34.00%		34.00%	34.00%
Loss before income taxes	[1]	R$ (4,378,648)		R$ (13,434,628)	R$ (6,547,116)
Income (loss) from continuing operations		350,987		(2,245,113)	(3,379,928)
Current tax (expense)		(906,080)		(712,814)	(781,576)
Deferred tax (expense) benefit		1,257,067		(1,532,299)	(2,598,352)
Nondeductible expense debt obligations adjustments		26,000		1,860
Nondeductible fines in the amount		90,000		371,000	152,000
Impairment of goodwill and trademarks		R$ 16,000		77,000	91,000
Tax incentives current income tax		75.00%
Tax benefit granted, year		10 years
Brazil
Income Tax Reconciliation [Line Items]
Loss before income taxes		R$ (3,115,832)		(12,402,406)	(5,650,150)
Income (loss) from continuing operations		311,895		(2,054,234)	(3,191,187)
Current tax (expense)		(893,031)		(521,773)	(589,090)
Deferred tax (expense) benefit		1,204,926		(1,532,461)	(2,602,097)
Foreign Tax Authority [Member]
Income Tax Reconciliation [Line Items]
Loss before income taxes		(1,262,816)		(1,032,222)	(896,965)
Income (loss) from continuing operations		39,092		(190,879)	(188,741)
Current tax (expense)		(13,049)		(191,041)	(192,486)
Deferred tax (expense) benefit		R$ 52,141	[2]	R$ 162	R$ 3,745

[1]	At December 31, 2017, 2016 and 2015 loss before income taxes and income tax (expense) benefit for continuing operations is as follows: 2017 Brazil Foreign operations Total Loss before income taxes (3,115,832) (1,262,816) (4,378,648) Income tax benefit 311,895 39,092 350,987 Current tax (expense) (893,031) (13,049) (906,080) Deferred tax (expense) benefit 1,204,926 52,141 (*) 1,257,067 (*) The amount of R$52,141 is related to the Tax effect of the entities classified as held-for-sale. 2016 Brazil Foreign operations Total Loss before income taxes (12,402,406) (1,032,222) (13,434,628) Income tax (expense) (2,054,234) (190,879) (2,245,113) Current tax (expense) (521,773) (191,041) (712,814) Deferred tax (expense) benefit (1,532,461) 162 (1,532,299) 2015 Brazil Foreign operations Total Loss before income taxes (5,650,150) (896,965) (6,547,115) Income tax (expense) (3,191,187) (188,741) (3,379,928) Current tax (expense) (589,090) (192,486) (781,576) Deferred tax (expense) benefit (2,602,097) 3,745 (2,598,352)
[2]	The amount of R$52,141 is related to the Tax effect of the entities classified as held-for-sale.